Assets and Liabilities Held for Sale - Summary of Assets and Liabilities Classified as Held for Sale (Detail) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Non-current Assets Held for Sale [Line Items]
Property, plant and equipment	€ 10,521	€ 10,558	€ 11,374
Non-current assets	53,153	51,502	52,430
Current assets	17,411	16,157	17,948
Assets held for sale	828	28	56
Current liabilities	23,788	20,592	20,976
Non-current liabilities	27,317	29,412	31,178
Liabilities held for sale	158	1	€ 1
Non-Current Assets Held for Sale [member]
Non-current Assets Held for Sale [Line Items]
Property, plant and equipment	2	17
Disposal Groups Held for Sale [member]
Non-current Assets Held for Sale [Line Items]
Non-current assets	710	5
Current assets	116	6
Assets held for sale	828	28
Current liabilities	50	1
Non-current liabilities	108
Liabilities held for sale	€ 158	€ 1